Note 7 - Impairment Expense (Details) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Impairment expense	$ 0	$ 0	$ 18,781	$ 0